Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2024
Parent Company Only Condensed Financial Information [Line Items]
Schedule of Condensed Balance Sheets

Condensed balance sheets

		As of December 31,
	Note	2023	2024
		$	$
ASSETS
Current assets
Cash and cash equivalents		-	1
Prepaid expenses and other current assets		4,078	25
Amount due from related parties		33,647	42,791

Total current assets		37,725	42,817

Non-current assets
Investments in subsidiaries and Consolidated VIEs		(7,391)	(12,308)

Total non-current assets		(7,391)	(12,308)

Total assets		30,334	30,509

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables		14,634	13,434

Total current liabilities		14,634	13,434

Total liabilities		14,634	13,434

Shareholders’ (deficit) equity
Additional paid-in capital		345,338	330,016
Accumulated deficit		(331,539)	(314,842)
Statutory reserve		1,901	1,901

Total shareholders’ equity (deficit)		15,700	17,075

Total liabilities and shareholders’ equity		30,334	30,509

Schedule of Condensed Statements of Operations

Condensed statements of operations

	For the years ended December 31,
	2022	2023	2024
	$	$	$
Operating Expenses
General and administrative expenses	(1,653)	(2,045)	(2,325)

Operating loss	(1,653)	(2,045)	(2,325)

Share of (losses) profit of subsidiaries and Consolidated VIEs	(37,208)	(24,876)	19,648

(Loss) income before income taxes	(38,861)	(26,921)	17,323
Income tax expense	-	-	-

Net (loss) income	(38,861)	(26,921)	17,323

Schedule of Condensed Statements of Comprehensive Income (Loss)

Condensed statements of comprehensive income (loss)

	For the years ended December 31,
	2022	2023	2024
	$	$	$
Net (loss) income	(38,861)	(26,921)	17,323
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(1,456)	(262)	(1,456)
Other comprehensive income (loss), net of tax of nil:
Comprehensive (loss) income	(40,317)	(27,183)	15,867
Comprehensive (loss) income attributable to the Company’s ordinary shareholders	(40,393)	(27,201)	15,791

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the years ended December 31,
	2022	2023	2024
	$	$	$
Net cash generated from operating activities	-	-	1
Net cash used in investing activities	-	-	-
Net cash generated from (used in) financing activities	-	-	-

Net increase (decrease) in cash and cash equivalent and restricted cash	-	-	1
Cash and cash equivalent and restricted cash at beginning of the year	-	-	-

Cash and cash equivalent and restricted cash at end of the year	-	-	1

Reconciliation of cash and cash equivalents and restricted cash

Cash and cash equivalents at end of the year	-	-	1
Restricted cash at the end of the year	-	-	-
Total cash and cash equivalents and restricted cash at the end of year	-	-	1

Schedule of Related Party Balances	Related parties
Names of related parties	Relationship with the Group
Bluecap	A company controlled by a key management of the Group
Hareesh Ramanna	Executive Vice President and Co-General Manager of Connected Solutions Business Unit

Parent Company [Member]
Parent Company Only Condensed Financial Information [Line Items]
Schedule of Related Party Balances

The Company had the following related party balances as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	$	$
Amount due from (to) related parties
- Borqs HK	15,695	23,505
- Borqs Beijing	(136)	(158)
- Borqs USA	808	808
- Borqs International	17,280	18,636